SHORT-TERM BANK BORROWINGS (Details)	12 Months Ended
	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)
Amount	¥ 116,375,000	¥ 132,350,000	$ 16,281,461	$ 19,270,530
Agricultural Bank Loan One
Amount	¥ 6,190,000	¥ 6,190,000	$ 866,013	$ 901,281
Issuance Date	Nov. 05, 2018	Dec. 01, 2017
Expiration Date	Nov. 01, 2019	Nov. 25, 2018
Interest	6.09%	6.00%	6.09%	6.00%
Agricultural Bank Loan Two
Amount	¥ 8,000,000	¥ 8,000,000	$ 1,119,241	$ 1,164,822
Issuance Date	Nov. 19, 2018	Jan. 18, 2018
Expiration Date	Nov. 18, 2019	Dec. 05, 2018
Interest	6.09%	6.00%	6.09%	6.00%
Agricultural Bank Loan Three
Amount	¥ 8,700,000	¥ 7,580,000	$ 1,217,175	$ 1,103,669
Issuance Date	Jan. 02, 2019	Jan. 18, 2018
Expiration Date	Jan. 01, 2020	Oct. 08, 2018
Interest	6.09%	6.00%	6.09%	6.00%
Agricultural Bank Loan Four
Amount	¥ 5,750,000	¥ 8,700,000	$ 804,455	$ 1,266,744
Issuance Date	Jul. 23, 2019	Jan. 29, 2018
Expiration Date	Jul. 22, 2020	Jan. 05, 2019
Interest	6.65%	6.22%	6.65%	6.22%
Agricultural Bank Loan Five
Amount	¥ 4,300,000	¥ 4,300,000	$ 601,592	$ 626,092
Issuance Date	Aug. 01, 2019	Aug. 16, 2018
Expiration Date	Jul. 01, 2020	Aug. 15, 2019
Interest	6.65%	6.09%	6.65%	6.09%
Agricultural Bank Loan Six
Amount	¥ 6,000,000	¥ 5,750,000	$ 839,431	$ 837,216
Issuance Date	Aug. 26, 2019	Aug. 21, 2018
Expiration Date	Aug. 25, 2020	Aug. 01, 2019
Interest	5.66%	6.09%	5.66%	6.09%
Agricultural Bank Loan Seven
Amount		¥ 6,000,000		$ 873,617
Issuance Date		Sep. 27, 2018
Expiration Date		Sep. 01, 2019
Interest		6.09%		6.09%
Bank of China Loan One
Amount	¥ 2,850,000	¥ 4,250,000	$ 398,730	$ 618,812
Issuance Date	Sep. 11, 2019	Apr. 03, 2018
Expiration Date	Sep. 09, 2020	Apr. 02, 2019
Interest	5.27%	5.27%	5.27%	5.27%
Bank OF China Loan Two
Amount	¥ 4,250,000	¥ 6,800,000	$ 594,597	$ 990,099
Issuance Date	Sep. 24, 2019	Apr. 03, 2018
Expiration Date	Sep. 22, 2020	Apr. 02, 2019
Interest	5.27%	5.27%	5.27%	5.27%
Bank OF China Loan Three
Amount	¥ 3,400,000		$ 475,677
Issuance Date	Sep. 20, 2019
Expiration Date	Sep. 18, 2020
Interest	5.27%		5.27%
China Merchants Bank Loan One
Amount	¥ 13,500,000	¥ 15,000,000	$ 1,888,719	$ 2,184,042
Issuance Date	Dec. 14, 2018	Dec. 12, 2017
Expiration Date	Dec. 09, 2019	Dec. 06, 2018
Interest	5.44%	5.44%	5.44%	5.44%
China Merchants Bank Loan Two
Amount	¥ 3,000,000	¥ 1,500,000	$ 419,715	$ 218,404
Issuance Date	Mar. 20, 2019	Feb. 08, 2018
Expiration Date	Dec. 09, 2019	Dec. 01, 2018
Interest	5.44%	5.66%	5.44%	5.66%
China Merchants Bank Loan Three
Amount	¥ 1,955,000		$ 273,516
Issuance Date	Sep. 03, 2019
Expiration Date	Feb. 29, 2020
Interest	4.35%		4.35%
Industrial Bank Loan One
Amount	¥ 1,000,000	¥ 6,500,000	$ 139,905	$ 946,419
Issuance Date	Dec. 05, 2018	Dec. 06, 2017
Expiration Date	Dec. 04, 2019	Dec. 03, 2018
Interest	6.50%	6.50%	6.50%	6.50%
Industrial Bank Loan Two
Amount	¥ 7,000,000	¥ 3,000,000	$ 979,336	$ 436,809
Issuance Date	Nov. 08, 2018	Dec. 07, 2017
Expiration Date	Nov. 08, 2019	Nov. 27, 2018
Interest	6.50%	6.00%	6.50%	6.00%
Industrial Bank Loan Three
Amount	¥ 6,000,000	¥ 5,500,000	$ 839,431	$ 800,815
Issuance Date	Nov. 12, 2018	Dec. 08, 2017
Expiration Date	Nov. 05, 2019	Nov. 20, 2018
Interest	6.50%	6.45%	6.50%	6.45%
China Minsheng Bank Loan One
Amount	¥ 3,000,000	¥ 4,000,000	$ 419,715	$ 582,411
Issuance Date	Jun. 19, 2019	Jun. 28, 2018
Expiration Date	Jun. 19, 2020	Mar. 31, 2019
Interest	6.74%	5.44%	6.74%	5.44%
China Minsheng Bank Loan Two
Amount	¥ 2,880,000	¥ 2,200,000	$ 402,927	$ 320,326
Issuance Date	Jun. 20, 2019	Jun. 28, 2018
Expiration Date	Jun. 20, 2020	Mar. 31, 2019
Interest	6.74%	5.44%	6.74%	5.44%
Pingan Bank Loan
Amount	¥ 3,600,000	¥ 6,200,000	$ 503,659	$ 902,737
Issuance Date	Sep. 20, 2019	Sep. 25, 2018
Expiration Date	Sep. 20, 2020	Sep. 25, 2019
Interest	7.96%	7.96%	7.96%	7.96%
CZBANK Loan One
Amount	¥ 3,200,000	¥ 3,500,000	$ 447,696	$ 509,610
Issuance Date	Aug. 09, 2019	Apr. 20, 2018
Expiration Date	Apr. 10, 2020	Oct. 19, 2018
Interest	6.00%	6.53%	6.00%	6.53%
CZBANK Loan Two
Amount	¥ 4,700,000	¥ 6,000,000	$ 657,554	$ 873,617
Issuance Date	Aug. 14, 2019	Apr. 19, 2018
Expiration Date	Apr. 14, 2020	Oct. 18, 2018
Interest	6.00%	6.48%	6.00%	6.48%
CZBANK Loan Three
Amount	¥ 1,500,000	¥ 6,000,000	$ 209,858	$ 873,617
Issuance Date	Aug. 12, 2019	Apr. 17, 2018
Expiration Date	Apr. 14, 2020	Oct. 16, 2018
Interest	6.09%	6.53%	6.09%	6.53%
CZBANK Loan Four
Amount	¥ 1,000,000	¥ 1,500,000	$ 139,905	$ 218,404
Issuance Date	Sep. 11, 2019	Apr. 19, 2018
Expiration Date	Apr. 09, 2020	Oct. 18, 2018
Interest	6.00%	6.50%	6.00%	6.50%
Bank of Communications Loan One
Amount	¥ 4,500,000		$ 629,573
Issuance Date	Jul. 25, 2019
Expiration Date	Feb. 20, 2020
Interest	7.80%		7.80%
CZBANK Loan Five
Amount	¥ 3,000,000	¥ 4,880,000	$ 419,715	$ 710,542
Issuance Date	Sep. 12, 2019	Apr. 26, 2018
Expiration Date	Apr. 13, 2020	Apr. 26, 2019
Interest	6.00%	4.35%	6.00%	4.35%
CZBANK Loan Six
Amount	¥ 2,600,000		$ 363,753
Issuance Date	Sep. 17, 2019
Expiration Date	Apr. 10, 2020
Interest	6.00%		6.00%
Bank of Communications Loan Two
Amount	¥ 4,500,000		$ 629,573
Issuance Date	Jul. 26, 2019
Expiration Date	Feb. 20, 2020
Interest	7.40%		7.40%
Bank of Communications Loan Five
Amount		¥ 9,000,000		$ 1,310,425
Issuance Date		Sep. 10, 2018
Expiration Date		Sep. 07, 2019
Interest		6.34%		6.34%